SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)    Basis of preparation and consolidation

        The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

        The Reorganization as described in Note 1(b) above has been accounted for as a reorganization of businesses under common control in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the years presented.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

        A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        Investments in business entities, including a limited partnership (see Note 7), in which the Group does not have control but has the ability to exercise significant influence over operating and financial policies or is the general partner, are accounted for using the equity method.

b)    Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, allowance for loan impairment, provision for losses associated with the interim financial guarantees, valuation allowance of deferred tax assets, and purchase price allocation relating to business combinations as well as property and equipment and goodwill and intangible assets impairment assessment. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on other various factors that they believe to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)     Convenience translation

        Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from RMB into United States dollars ("US$") as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2011, or at any other rate.

d)    Cash and cash equivalents and cash in bank-time deposits

        Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

        Cash in bank-time deposits consist of time deposits with banks with maturities of more than three months and less than one year.

e)    Restricted cash

        The restricted cash relates to (i) initial sales deposits received from the property buyers on behalf of the property sellers during the purchase process, which are deposited into designated bank accounts, (ii) cash deposited into banking institutions as security deposits for the mortgage management services, and (iii) cash proceeds related to National Advertising Fund (as defined in Note 2(k)) for marketing purposes on behalf of its franchisees. The total amount of restricted cash was approximately RMB32.5 million and RMB11.0 million as of December 31, 2010 and 2011, respectively.

f)     Accounts receivable

        Accounts receivable represent amounts recognized as revenue which have yet to be received from customers and franchisees. The Group accrues an allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management's analysis and estimates. Accounts receivable are stated net of the allowance for doubtful accounts.

g)     Property and equipment

        Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

        Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

h)    Intangible assets

        Intangible assets as of December 31, 2010 and 2011 consisted of:

  i)
  CENTURY 21® franchise rights acquired from Realogy represent the rights to use and sub-franchise the CENTURY 21® brand in the PRC for an initial period of 25 years (see Note 11). The Group amortizes intangible assets over their estimated useful lives on a straight-line basis.

  ii)
  Acquired intangible assets include the reacquired CENTURY 21® franchise rights, customer relationships, real estate listing databases, trademark, and sub-franchisee base, brand name and mortgage credit license (see Note 11). Acquired intangible assets are recorded at fair value on the acquisition date and the Group amortizes the definite-lived intangible assets over their estimated useful lives on a straight-line basis. The value of indefinite-live intangible assets is not amortized, but tested for impairment annually on November 30 of each year, or whenever events or changes in circumstances indicate the carrying value of the assets may not be recoverable.

i)     Goodwill and indefinite-lived intangible assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Any shortfall represents the amount of goodwill impairment. The Group completes a two-step goodwill impairment test annually or more frequently if circumstances indicate impairment may have occurred. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

        Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the intangible assets to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

        The Group reviews the carrying amounts of goodwill and other indefinite-lived intangible assets at November 30 each year to determine if such assets may be impaired. Goodwill impairment losses for the years ended December 31, 2009, 2010 and 2011 were nil, nil and RMB30.6 million, respectively. For indefinite-lived intangible assets, there is no impairment losses incurred for all the years presented.

j)     Impairment of long-lived assets

        The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years presented.

k)    Revenue recognition

        The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

Company-Owned Brokerage Services

        As an owner-operator of real estate brokerages, the Group assists customers in listing, marketing, selling, leasing and finding secondary properties and earns brokerage commissions. Brokerage commissions earned are recorded as revenue upon the signing of a real estate sales and purchase agreement between the buyer and the seller or rental agreement between the tenant and the landlord. The signing of such agreements is the evidence of recognition of the provision of the Group's services by the customers.

        Under primary property projects, the Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The staff commissions are recognized concurrently with the associated brokerage commission revenues, which are upon executing the sales and purchase agreement or rental agreement, and are presented as part of commissions and other agent-related costs in the consolidated statements of operations.

Mortgage Management Services

        The Group provides mortgage management services, many of which are provided in connection with the company-owned brokerage services business. The Group historically also provides interim financial guarantees to banking institutions in Beijing for a period ranging from approximately one to six months while government-owned property registries process and release the relevant mortgage pledge documents to the relevant banking institutions. Since the second quarter of 2010, the Group ceased to provide such interim financial guarantees.

        The mortgage management services income is recognized on a net basis when the mortgage loan funds are disbursed by banks to the customers. The financial guarantee revenue is recognized when the respective mortgage pledge documents are collateralized by the banking institutions.

        The group also began to offer entrusted and mortgage credit loans, through its partnership arrangement with certain banks, and through the mortgage credit to consumers in the lives of loans, since the third quarter of 2010. Income for the entrusted and mortgage credit loans is recognized in the income statement over the lives of the loans, based on effective interest rates. The Group reviews the carrying amounts of entrusted and mortgage credit loans at each quarter end or more frequently if circumstances indicated impairment may have occurred. The Group did not incur any impairment losses on the entrusted and mortgage credit loans for the years ended December 31, 2010 and 2011.

Franchise Services

        The Group recognizes franchise fee revenue as earned. Franchise revenue includes initial franchise fees, which are generally non-refundable and recognized by the Group as revenue when all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations (generally when a franchisee commences its operations under the CENTURY 21® brand). Franchise revenue also consists of recurring franchise fees received from the Group's franchisees. The recurring franchise fees received are primarily based on the higher of a percentage of the franchisees' monthly gross income or a fixed minimum monthly amount. The recurring franchise fees are accrued as the underlying franchisee revenue is earned. For the years ended December 31, 2009, 2010 and 2011, the Group's initial franchise fees were RMB12.1 million, RMB1.3 million and RMB10.3 million, respectively.

        The Group also collects marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees (known as National Advertising Fund, or NAF). The NAF collected from the franchisees are restricted cash and correspond to the policy on restricted cash (see Note 2(e)). Management fee income of NAF, which is 15% of marketing fees collected from franchisees, is recognized in proportion to the NAF spent during the reporting periods.

Primary and Commercial Services

        The Group provides marketing and sales agency services to real estate developers. The Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The Group provides real estate consulting and agency services to commercial property developers. The Group recognizes revenue on consulting services when it has completed its services.

l)     Loans receivable and allowance for loans receivable

        Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Based on management's initial intent and ability with regard to those loans, all the loans are held-for-investment and are classified as Loans, net of unearned income on the Consolidated Balance Sheets, and the related cash flows are included within the cash flows from investing activities category in the Consolidated Statement of Cash Flows on the lines Providing loans and Receipt of loan principals.

        As a general policy, interest accrual ceases when monthly interest payments are 90 days contractually past due.

        Allowance for loan impairment represents management's best estimate of probable impairment inherent in the portfolio, as well as probable impairment related to large individually evaluated impaired attribution of the allowance is made for analytical purposes only, and the entire allowance is available to absorb probable loan impairment inherent in the overall portfolio. Additions to the allowance are made through the provision for loan impairment. Loan impairments are deducted from the allowance, and subsequent recoveries are added.

        No impairment of loans receivable was recognized for the years ended December 31, 2010 and 2011.

m)   Deferred revenue

        Deferred revenue generally consists of advances of brokerage commissions from customers for company-owned brokerage services and advances received from franchisees for initial franchise fees paid prior to the Group fulfilling its obligations as of balance sheet dates and they are recognized and transferred to revenue upon rendering of the services.

n)    Advertising expenses

        Advertising costs are expensed as incurred. Advertising-related expenses, including promotional expenses and production costs of marketing materials, amounted to RMB12.1 million, RMB30.8 million and RMB51.9 million during the years ended December 31, 2009, 2010 and 2011, respectively.

o)    Business tax and related surcharges

        The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate between 5.6% and 5.65% and is recorded as a reduction of revenues.

p)    Foreign currency translation

        The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

q)    Fair value measurements

        The Group's financial instruments include cash and cash equivalents, cash in bank-time deposits, restricted cash, accounts receivable, amounts due from/to related parties, loans receivable, equity investments, accounts payable, financial guarantees, accrued expenses and other liabilities. The carrying amounts of these financial instruments approximate their fair values. The Group measures its time deposits at fair value. A three-tier hierarchy is established which prioritizes the inputs used in the valuation methodologies in measuring fair value:

  Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2—include other inputs that are directly or indirectly observable in the marketplace.

  Level 3—unobservable inputs which are supported by little or no market activity.

        The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The Group values time deposits using quoted prices for securities with similar characteristics and other observable inputs. Accordingly, the valuation techniques are classified as Level 2.

        Contingent consideration payable arose from the acquisition of SG International Investments Limited ("Shanggu") (note 2(u) and 9) and were valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 and 2011.

		Fair value measurement at reporting date using
Items	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents:
Time deposits with maturities of three months or less	60,171,366	—	60,171,366	—
Cash in bank-time deposits:
Time deposits with maturities over three months	120,000,000	—	120,000,000	—

Total	180,171,366	—	180,171,366	—

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents:
Time deposits with maturities of three months or less	—	—	—	—
Cash in bank-time deposits:
Time deposits with maturities over three months	—	—	—	—
Contingent consideration payable
Contingent consideration payable over one year	44,227,000	—	—	44,227,000

Total	44,227,000	—	—	44,227,000

Contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2011 (in RMB thousands):

Balance as of December 31, 2010	—
Purchases, sales, issuances, and settlements (net)	69,943
Total gains or losses for the period	(25,716)

Balance as of December 31, 2011	44,227

        The Group determined the fair value of the contingent consideration liability based on a probability-weighted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with those future earn-out payments was based on several factors including:

  •
  Collected cash to revenue ratio, which reflected the acquired business' ability to collect cash generated from revenue;

  •
  The estimated profit performance of the acquired business in the earn-out periods based on scenario analysis;

  •
  The estimated probability of achieving the pre-determined profit performance target in the earn-out period; and

  •
  Discount rate, which reflected the uncertainty associated with payments of contingent consideration;

r)     Share-based compensation

        The Company issues share options granted under a share incentive plan. The cost of employee services received in exchange for share-based compensation is measured at the grant date fair value of the award. Share-based compensation that were granted with service conditions are recognized, net of an estimated forfeiture rate, over the requisite service period of the award, which is the vesting term, based on the fair value of the award on the grant date.

s)     Business Combinations

        The Company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Identifiable intangible assets with finite lives are amortized over their useful lives. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

t)     Equity investments

        For the investments in business entities accounted for using the equity method, the Group's share of the post-acquisition profits or losses is recognized in the consolidated statements of operations and its share of post-acquisition movements in reserves is recognized in reserves. When the Group's share of losses in a business entity equals or exceeds its interest in this entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the business entity.

        The Group reviews such for impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investments. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. The two equity method investments as of December 31, 2009 were Xiamen and Xian. The three equity method investments as of December 31, 2010 and 2011 were Xian, Fund Management Partnership and TianRe Fund I (see Note 7). Xiamen was disposed in the year ended December 31, 2010. No impairment losses were recorded for the year ended December 31, 2009, 2010 and 2011.

u)    Non-controlling interests

        Non-controlling interests represent the equity interests in the Group's subsidiaries that are not attributable, either directly or indirectly, to the Group. Prior to January 1, 2009, if the carrying value of the non-controlling interests' equity of the subsidiaries is reduced to zero, the subsidiaries' losses were no longer allocated to the non-controlling interests.

        On January 1, 2009, the Group adopted the new US GAAP guidance, which establishes accounting and reporting standards for the non-controlling interests in a subsidiary and for the deconsolidation of a subsidiary in an effort to improve the relevance, comparability and transparency of the financial information that a reporting entity provides in its consolidated financial statements. As required, the Group has incorporated the changes in its consolidated financial statements presentation for all years presented.

        In September 2009, the Group established a majority-owned subsidiary, namely BVMC, in which the Group owned an 85% equity interest. In October 2009, the Group established a majority-owned subsidiary, namely PRI, in which the Group owned a 70% equity interest.

        On June 14, 2011, the Company initially acquired 55% of the equity interest of Shanggu and will to acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control, which is considered a put right. The portion of the non-controlling interest that can be put to the Company is accounted for as a mandatorily redeemable security because redemption is outside of the Company's control and is reported in the mezzanine equity section as redeemable non-controlling interest.. The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. The fair value of the non-controlling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. Before June 30, 2014 when the non-controlling interest is not currently redeemable and it is probable that it will become redeemable, any subsequent changes in the redemption value will be recognized immediately as they occur with the carrying amount adjusted to the redemption value at the end of each reporting period. Subsequent to June 30, 2014, when the non-controlling interest is currently redeemable, its carrying amount will be adjusted to the maximum redemption value as of the balance sheet date for each period end. These adjustments to redemption value are calculated after allocating the net income or loss attributable to this non-controlling interest. These periodic adjustments are reflected only to the extent of any excess of the redemption value over fair value in the calculation of the Group's net loss per share (notes 2(z) and 9(b)).

        On July 21, 2010, TianRe Co., Ltd. was established with 65% of its equity interests owned by the Company. On November 15, 2011, Mr. Kevin Yung, Beijing IFM Investment Managements Limited and Everising Investment Management Company Ltd. entered into a share purchase agreement whereby Mr. Kevin Yung transferred his 10% stake in TianRe Co., Ltd to the Company through IFM BJ Inv for total consideration of RMB1.9 million. The remaining 25% is owned by Everising Investment Management Company Ltd. ("Everising"), a third party investment advisory firm.

        As of December 31, 2011, non-controlling interests are comprised of 15% of the net assets of BVMC held by Mr. Cai Yuxiang, 30% of the net assets of PRI held by Ms. Fang Na, 25% of the net assets of TianRe Co., Ltd. held by Everising and 45% of the net assets of Shanggu held by Mr. Wu Jiang, of which 35% is redeemable.

v)     Income tax

        Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which it expects the difference to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

        The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the Group did not have any significant unrecognized uncertain tax positions.

w)    Guarantees

        For certain guarantees a guarantor is required to recognize a liability for the fair value of the obligation undertaken in issuing the guarantee. For the periods covered by these financial statements, the Group provided interim guarantee services to banking institutions for the mortgage services it refers to banks as part of its mortgage management services in Beijing. An interim guarantee covers the period beginning when the bank disburses the mortgage loan to the property buyer and ending when the mortgage registration certificate is issued to the bank by the applicable property registry, which generally takes one to six months. Since the second quarter of 2010, the Group no longer offers interim guarantee services in Beijing due to regulatory changes.

x)     Statutory reserves

        The Company's subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China's Foreign Investment

        Enterprises, the subsidiaries registered as wholly-owned foreign enterprises or sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profits as determined under the Accounting Standards for Business Enterprises and the "Accounting System for Business Enterprises" as promulgated by the State of the People's Republic of China ("PRC GAAP") to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of the Company registered as China domestic companies must make appropriations from its after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

        The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion fund can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

        Other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances and are therefore not available for distribution except in liquidation.

        For the year ended December 31, 2010, appropriations of RMB4,422,426 to the statutory reserve funds were made. No statutory reserve fund appropriations were made for the year ended December 31, 2011, as the surplus fund has reached 50% of the registered capital of the respective companies.

y)     Operating lease

        Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

z)     Net income (loss) per share and per ADS

        Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights to the extent that each class may share income for the period, whereas net loss is allocated to ordinary shares because other participating securities are not contractually obligated to share the loss of the Group. The Group's convertible redeemable preferred shares are participating securities. These preferred shares were converted on February 2, 2010 (see Note 18) and were no longer outstanding as of December 31, 2010 and 2011. Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible redeemable preferred shares (using the if-converted method). Ordinary shares equivalents are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive. Basic and diluted net income (loss) per ADS has been computed by multiplying the net income (loss) per share by 45, which is the number of shares represented by each ADS.

        The change in the carrying value of the redeemable NCI is reflected in the Group's net income (loss) per share and per ADS using the two-class method at the consolidated level. Periodic adjustments to recognize changes in redemption value are reflected in the Group's net income (loss) per share and per ADS only to the extent of any excess of the redemption value over initial fair value.

aa)   Recent accounting pronouncements

        In May 2011, the FASB issued revised guidance on "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's shareholders' equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In June 2011, the FASB issued revised guidance on "Presentation of Comprehensive Income." The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards." The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. Early adoption is permitted, however, the Group has not early adopted this guidance. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In September 2011, the FASB issued revised guidance on "Testing of Goodwill for Impairment". The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance applies to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011 Early adoption is permitted, however, the Group has not early adopted this guidance. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In December 2011, the FASB issued revised guidance on "Disclosures About Offsetting Assets and Liabilities". The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.